Inventories (Tables)	6 Months Ended
Feb. 29, 2024
Inventories
Schedule of inventories

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Raw materials	3,665,531	1,553,501
Work-in-process	259,498	369,753
Finished goods	856,736	522,300
	4,781,765	2,445,554